Income Taxes - Schedule of Reconciliation Effective Tax Rates (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for taxes at U.S. statutory marginal income tax rate	34.00%	34.00%	34.00%